CONVERTIBLE NOTES PAYABLE - LONG-TERM: Schedule of Long-Term Debt Instruments (Details) - Convertible Debt - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Principal Amount	$ 458,100	$ 34,000
September 30, 2026
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 29,000	29,000
October 2, 2026
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 5,000	5,000
February 24, 2028
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 10,000	0
March 18, 2028
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 61,000	0
March 31, 2028
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 6,200	0
March 31, 2028 2
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 13,400	0
March 31, 2028 3
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 250,000	0
March 31, 2028 4
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 8,500	0
April 16, 2028
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 25,000	0
April 21, 2028
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 12,500	0
April 28, 2028
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 12,500	0
June 23, 2028
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 10,000	0
August 15, 2028
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 15,000	$ 0